INCOME TAXES - Schedule of Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 62
Foreign	17
Cash paid for income taxes	$ 79	$ 358	$ 995